Arthur Don

Tel 312.456.8438

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dona@gtlaw.com

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January 28, 2010

Ariel Investments, LLC

200 East Randolph Drive, Suite 2900

Chicago, Illinois 60601

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:                               Ariel Investment Trust
Post-Effective Amendment No. 40 under the Securities Act of 1933 - File No. 33-7699 and Amendment No. 40 under the Investment Company Act of 1940 - File No. 811-4786

Dear Sir or Madam:

On behalf of Ariel Investment Trust (the “Company”), attached for filing pursuant to Rule 485(b) under the Securities Act of 1933 (the “Securities Act”) is Post-Effective Amendment No. 40 under the Securities Act to the Company’s registration statement on Form N-1A.

This amendment is being filed pursuant to Rule 485(b) under the Securities Act.  The amendment (i) meets all of the requirements for effectiveness, and (ii) does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Securities Act.  This amendment incorporates various non-material changes to the Company’s registration statement filed pursuant to Rule 485(a) on November 20, 2009 (the “485(a) Filing”) that the Company deems appropriate, most of which were made in response to staff comments.  The 485(a) Filing has not yet become effective as of the date hereof.

If you have any questions regarding the attached filing or require any additional information, please call me at (312) 456-8438.

Very Truly Yours,
GREENBERG TRAURIG, LLP

/s/ Arthur Don

By: Arthur Don, a Shareholder

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